Provisions	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Provisions
23	Provisions

($ millions)	Restructuring	Litigation & other	Total
As at November 1, 2016	$277	$121	$398
Provisions made during the year	–	27	27
Provisions utilized / released during the year	(174)	(38)	(212)
Balance as at October 31, 2017	$103	$110	$213
Provisions made during the year	–	79	79
Provisions utilized / released during the year	(79)	(32)	(111)
Balance as at October 31, 2018	$24	$157	$181

Restructuring charge

During fiscal 2016, the Bank recorded a restructuring provision of $378 million ($278 million after tax) as part of the Bank’s efforts to enhance customer experience, reduce costs in a sustainable manner, to achieve greater operational efficiencies, and to simplify the organization. The restructuring charge primarily related to employee severance and was recorded within non-interest expenses. As at October 31, 2018, $24 million of the restructuring provision remains.

Litigation and Other

Other primarily includes provisions related to litigation. In the ordinary course of business, the Bank and its subsidiaries are routinely defendants in, or parties to a number of pending and threatened legal actions and regulatory proceedings, including actions brought on behalf of various classes of claimants. In view of the inherent difficulty of predicting the outcome of such matters, the Bank cannot state what the eventual outcome of such matters will be. However, based on current knowledge, management does not believe that liabilities, if any, arising from pending litigation or regulatory proceedings will have a material adverse effect on the Consolidated Statement of Financial Position or results of operations of the Bank.

Legal provisions are established when it becomes probable that the Bank will incur an expense related to a legal action and the amount can be reliably estimated. Such provisions are recorded at the best estimate of the amount required to settle any obligation related to these legal actions as at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation. Management and internal and external experts are involved in estimating any amounts that may be required. The actual costs of resolving these claims may vary significantly from the amount of the legal provisions. The Bank’s estimate involves significant judgement, given the varying stages of the proceedings, the fact that the Bank’s liability, if any, has yet to be determined and the fact that the underlying matters will change from time to time. As such, there is a possibility that the ultimate resolution of those legal actions may be material to the Bank’s consolidated results of operations for any particular reporting period.